Schedule of Investments (unaudited)	iShares® Genomics Immunology and Healthcare ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 4.9%
BeiGene Ltd.(a)(b)	666,900	$8,599,324

Denmark — 5.3%
Genmab A/S(a)	24,114	9,288,895

France — 4.1%
Sanofi	63,651	5,477,664
Valneva SE(a)(b)	260,556	1,762,218
		7,239,882
Germany — 6.5%
BioNTech SE, ADR(b)	46,305	6,373,420
Evotec SE(a)	266,351	5,080,118
		11,453,538
Japan — 7.4%
Ono Pharmaceutical Co. Ltd.	277,300	6,525,853
Takeda Pharmaceutical Co. Ltd.	246,700	6,515,100
		13,040,953
Netherlands — 0.7%
CureVac NV(a)(b)	172,215	1,253,725

Switzerland — 3.9%
Roche Holding AG, NVS	20,490	6,798,544

Taiwan — 1.4%
Adimmune Corp.(a)	990,000	1,008,513
Medigen Vaccine Biologics Corp.(a)	722,815	1,442,032
		2,450,545
United Kingdom — 0.4%
Adaptimmune Therapeutics PLC, ADR(a)	442,052	627,714

United States — 65.1%
Agenus Inc.(a)	779,316	1,956,083
Allogene Therapeutics Inc.(a)(b)	253,463	2,610,669
Arcturus Therapeutics Holdings Inc.(a)	64,952	1,149,650
Arcus Biosciences Inc.(a)	141,427	3,603,560
Beam Therapeutics Inc.(a)(b)	182,420	8,037,425
Blueprint Medicines Corp.(a)(b)	123,038	6,378,290
Coherus Biosciences Inc.(a)(b)	232,328	2,021,254
Editas Medicine Inc.(a)	219,143	2,750,245
Exelixis Inc.(a)	383,526	6,358,861
Fate Therapeutics Inc.(a)	290,405	6,075,273
FibroGen Inc.(a)	274,108	4,462,478
Security	Shares	Value

United States (continued)
Gilead Sciences Inc.	115,088	$9,029,804
Gossamer Bio Inc.(a)	155,355	1,724,441
Inovio Pharmaceuticals Inc.(a)(b)	723,113	1,561,924
Intellia Therapeutics Inc.(a)(b)	150,713	7,954,632
Invitae Corp.(a)(b)	720,389	1,858,604
Iovance Biotherapeutics Inc.(a)	446,826	4,173,355
Ligand Pharmaceuticals Inc.(a)	51,418	4,506,788
Maravai LifeSciences Holdings Inc., Class A(a)(b)	224,342	3,724,077
Moderna Inc.(a)(b)	53,243	8,004,020
NGM Biopharmaceuticals Inc.(a)	66,107	353,011
Novavax Inc.(a)(b)	163,144	3,633,217
RAPT Therapeutics Inc.(a)	73,038	1,593,689
Regeneron Pharmaceuticals Inc.(a)	10,833	8,111,209
Sangamo Therapeutics Inc.(a)(b)	346,772	1,522,329
Twist Bioscience Corp.(a)(b)	163,652	5,372,695
Vaxart Inc.(a)(b)	402,122	671,544
Vir Biotechnology Inc.(a)	232,254	5,104,943
		114,304,070

Total Long-Term Investments — 99.7%
(Cost: $275,175,896)		175,057,190

Short-Term Securities

Money Market Funds — 17.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)(e)	31,193,637	31,187,398
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(c)(d)	150,000	150,000

Total Short-Term Securities — 17.9%
(Cost: $31,349,531)		31,337,398

Total Investments — 117.6%
(Cost: $306,525,427)		206,394,588

Liabilities in Excess of Other Assets — (17.6)%		(30,836,811)

Net Assets — 100.0%		$175,557,777

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Genomics Immunology and Healthcare ETF
October 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$29,522,610	$1,665,983	(a)	$—		$11,011	$(12,206)	$31,187,398	31,193,637	$149,057	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	210,000	—		(60,000	)(a)	—	—	150,000	150,000	1,371		—
						$11,011	$(12,206)	$31,337,398		$150,428		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Sector Index	3	12/16/22	$404	$20,259

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Genomics Immunology and Healthcare ETF
October 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$122,558,929	$52,498,261	$—	$175,057,190
Money Market Funds	31,337,398	—	—	31,337,398
	$153,896,327	$52,498,261	$—	$206,394,588
Derivative financial instruments(a)
Assets
Futures Contracts	$20,259	$—	$—	$20,259

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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